Document and Entity Information	Nov. 25, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 25, 2020
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT COMPANY
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13232
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1700
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Aimco Investment and Management Company Class A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000922864
AMICO Properties LP [Member]
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 25, 2020
Entity Registrant Name	AIMCO PROPERTIES, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24497
Entity Tax Identification Number	84-1275621
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1700
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000926660